Insurance Receivables (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Insurance revenue, amounts relating to changes in liability for remaining coverage [abstract]
Opening balance	$ 6,093,638	$ 5,621,514
Provision for the year	628,887	472,124
Write-offs	(328,806)
Ending balance	$ 6,393,719	$ 6,093,638